Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
As of December 31, 2023 and 2022 other current assets consisted of the following (in thousands):

	As of
	December 31, 2023	December 31, 2022
Inventory	$1,750	$1,129
Materials and supplies	3,595	3,035
Prepaid assets	3,698	2,833
Other	3,518	4,160
	$12,561	$11,157